John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com
Name: Nicholas J. Kolokithas
Title:   Assistant Secretary and Senior Counsel
July 1, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of: John Hancock Disciplined Value Fund (the “Fund”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “Securities Act”); and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 31 under the Securities Act (Amendment No. 33 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Fund’s prospectus and Statement of Additional Information, Part C and Exhibits.
The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the 1940 Act. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment is to become effective on August 30, 2011. No fees are required in connection with this filing.
The principal purpose of the Amendment is to register a new class of shares (Class R6) of the Fund.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324.
Sincerely,
/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq.
Assistant Secretary and Senior Counsel